Consolidating Financial Statements (details) - Consolidating Statement of Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013
Consolidating Statement of Income
Premiums	$ 5,928		$ 5,603		$ 11,751		$ 11,120
Net investment income	695		687		1,431		1,357
Fee income	112		82		219		179
Net realized investment gains	16.0	[1]	167.0	[1]	17.0	[1]	177.0	[1]
Other revenues	34		135		75		169
Total revenues	6,785		6,674		13,493		13,002
Claims and claim adjustment expenses	3,826		3,530		7,141		6,683
Amortization of deferred acquisition costs	965		950		1,915		1,898
General and administrative expenses	1,001		931		1,882		1,846
Interest expense	92		86		184		178
Total claims and expenses	5,884		5,497		11,122		10,605
Income before income taxes	901		1,177		2,371		2,397
Income tax expense (benefit)	218		252		636		576
Net income	683		925		1,735		1,821
Total other-than-temporary impairment gains (losses)	(1)		(1)		(8)		(1)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)	(1)		(2)		(10)		(7)
Other-than-temporary impairment gains recognized in other comprehensive income	0		1		2		6
Reportable Legal Entities [Member] | TPC [Member]
Consolidating Statement of Income
Premiums	4,020		3,804		7,964		7,545
Net investment income	472		457		972		912
Fee income	111		82		218		178
Net realized investment gains	5.0		124.0		6.0		117.0
Other revenues	32		103		65		132
Total revenues	4,640		4,570		9,225		8,884
Claims and claim adjustment expenses	2,569		2,339		4,790		4,470
Amortization of deferred acquisition costs	650		635		1,285		1,272
General and administrative expenses	697		639		1,310		1,269
Interest expense	12		12		24		29
Total claims and expenses	3,928		3,625		7,409		7,040
Income before income taxes	712		945		1,816		1,844
Income tax expense (benefit)	186		203		507		452
Net income	526		742		1,309		1,392
Total other-than-temporary impairment gains (losses)	(1)		(1)		(3)		(4)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)	(1)		(1)		(5)		(5)
Other-than-temporary impairment gains recognized in other comprehensive income					2		1
Reportable Legal Entities [Member] | Other Subsidiaries [Member]
Consolidating Statement of Income
Premiums	1,908		1,799		3,787		3,575
Net investment income	221		229		456		442
Fee income	1				1		1
Net realized investment gains	11.0		43.0		9.0		59.0
Other revenues	2		32		10		37
Total revenues	2,143		2,103		4,263		4,114
Claims and claim adjustment expenses	1,257		1,191		2,351		2,213
Amortization of deferred acquisition costs	315		315		630		626
General and administrative expenses	300		289		565		575
Total claims and expenses	1,872		1,795		3,546		3,414
Income before income taxes	271		308		717		700
Income tax expense (benefit)	60		77		185		176
Net income	211		231		532		524
Total other-than-temporary impairment gains (losses)					(5)		3
Other-than-temporary impairment losses recognized in net realized investment gains (losses)			(1)		(5)		(2)
Other-than-temporary impairment gains recognized in other comprehensive income			1				5
Reportable Legal Entities [Member] | Travelers [Member]
Consolidating Statement of Income
Net investment income	2		1		3		3
Net realized investment gains					2.0		1.0
Total revenues	2		1		5		4
General and administrative expenses	4		3		7		2
Interest expense	80		74		160		149
Total claims and expenses	84		77		167		151
Income before income taxes	(82)		(76)		(162)		(147)
Income tax expense (benefit)	(28)		(28)		(56)		(52)
Net income of subsidiaries	737		973		1,841		1,916
Net income	683		925		1,735		1,821
Eliminations [Member]
Consolidating Statement of Income
Net income of subsidiaries	(737)		(973)		(1,841)		(1,916)
Net income	$ (737)		$ (973)		$ (1,841)		$ (1,916)

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(1) million and $(1) million for the three months ended June 30, 2014 and 2013, respectively, and $(8) million and $(1) million for the six months ended June 30, 2014 and 2013, respectively. Of total OTTI, credit losses of $(1) million and $(2) million for the three months ended June 30, 2014 and 2013, respectively, and $(10) million and $(7) million for the six months ended June 30, 2014 and 2013, respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $0 million and $1 million for the three months ended June 30, 2014 and 2013, respectively, and $2 million and $6 million for the six months ended June 30, 2014 and 2013, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.